SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of reserve for returns (Detail) - Nogin Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of period	$ 598	$ 350
Additions to the reserve	1,559	598
Deductions from the reserve	(318)	(350)
Balance at end of period	$ 1,839	$ 598